Condensed Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Series B Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series A Convertible Preferred Stock	Total
Balance at the beginning at Dec. 31, 2018					$ 7,999,997	$ 561,041	$ 2,612,038
Balance at the beginning (in shares) at Dec. 31, 2018					572,465	100,365	618,182
Balances at the end at Dec. 31, 2019					$ 7,999,997	$ 561,041	$ 2,612,038	$ 11,173,076
Balances at the end (in shares) at Dec. 31, 2019					572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2018	$ 94	$ (172)	$ 1,322,779	$ (19,746,453)				$ (18,423,752)
Balance at the beginning (in shares) at Dec. 31, 2018	935,651	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock through exercise of warrants (in shares)								0
Issuance of common stock through exercise of stock options			3,674					$ 3,674
Issuance of common stock through exercise of stock options (in shares)	562							562
Share-based compensation expense			360,379					$ 360,379
Net loss				(4,727,050)				(4,727,050)
Balance at the end at Dec. 31, 2019	$ 94	$ (172)	1,686,832	(24,405,503)				(22,718,749)
Balance at the end (in shares) at Dec. 31, 2019	936,213	31,000
Balances at the end at Mar. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Mar. 31, 2020					572,465	100,365	618,182
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			22,045					22,045
Net loss				(1,637,979)				(1,637,979)
Balance at the end at Mar. 31, 2020	$ 94	$ (172)	1,708,877	(26,043,482)				(24,334,683)
Balance at the end (in shares) at Mar. 31, 2020	936,213	31,000
Balance at the beginning at Dec. 31, 2019					$ 7,999,997	$ 561,041	$ 2,612,038	11,173,076
Balance at the beginning (in shares) at Dec. 31, 2019					572,465	100,365	618,182
Balances at the end at Sep. 30, 2020					$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Sep. 30, 2020					572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2019	$ 94	$ (172)	1,686,832	(24,405,503)				(22,718,749)
Balance at the beginning (in shares) at Dec. 31, 2019	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of principal and accrued interest of convertible notes and bridge notes into common stock upon initial public offering								16,392,344
Net loss								(3,058,540)
Balance at the end at Sep. 30, 2020	$ 94	$ (172)	1,767,430	(27,464,043)				(25,696,691)
Balance at the end (in shares) at Sep. 30, 2020	936,213	31,000
Balance at the beginning at Dec. 31, 2019					$ 7,999,997	$ 561,041	$ 2,612,038	11,173,076
Balance at the beginning (in shares) at Dec. 31, 2019					572,465	100,365	618,182
Balances at the end at Dec. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038	11,173,076
Balances at the end (in shares) at Dec. 31, 2020					572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2019	$ 94	$ (172)	1,686,832	(24,405,503)				$ (22,718,749)
Balance at the beginning (in shares) at Dec. 31, 2019	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock through exercise of warrants (in shares)								0
Share-based compensation expense			92,866					$ 92,866
Net loss				(4,652,084)				(4,652,084)
Balance at the end at Dec. 31, 2020	$ 94	$ (172)	1,779,698	(29,057,587)				(27,277,967)
Balance at the end (in shares) at Dec. 31, 2020	936,213	31,000
Balance at the beginning at Mar. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038
Balance at the beginning (in shares) at Mar. 31, 2020					572,465	100,365	618,182
Balances at the end at Jun. 30, 2020					$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Jun. 30, 2020					572,465	100,365	618,182
Balance at the beginning at Mar. 31, 2020	$ 94	$ (172)	1,708,877	(26,043,482)				(24,334,683)
Balance at the beginning (in shares) at Mar. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			29,287					29,287
Net loss				(174,092)				(174,092)
Balance at the end at Jun. 30, 2020	$ 94	$ (172)	1,738,164	(26,217,574)				(24,479,488)
Balance at the end (in shares) at Jun. 30, 2020	936,213	31,000
Balances at the end at Sep. 30, 2020					$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Sep. 30, 2020					572,465	100,365	618,182
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			29,266					29,266
Net loss				(1,246,469)				(1,246,469)
Balance at the end at Sep. 30, 2020	$ 94	$ (172)	1,767,430	(27,464,043)				(25,696,691)
Balance at the end (in shares) at Sep. 30, 2020	936,213	31,000
Balance at the beginning at Dec. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038	11,173,076
Balance at the beginning (in shares) at Dec. 31, 2020					572,465	100,365	618,182
Balances at the end at Mar. 31, 2021					$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Mar. 31, 2021					572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2020	$ 94	$ (172)	1,779,698	(29,057,587)				(27,277,967)
Balance at the beginning (in shares) at Dec. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			22,036					22,036
Net loss				(3,963,491)				(3,963,491)
Balance at the end at Mar. 31, 2021	$ 94	$ (172)	1,801,734	(33,021,078)				(31,219,422)
Balance at the end (in shares) at Mar. 31, 2021	936,213	31,000
Balance at the beginning at Dec. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038	11,173,076
Balance at the beginning (in shares) at Dec. 31, 2020					572,465	100,365	618,182
Balances at the end at Sep. 30, 2021					$ 0	$ 0	$ 0
Balances at the end (in shares) at Sep. 30, 2021					0	0	0
Balance at the beginning at Dec. 31, 2020	$ 94	$ (172)	1,779,698	(29,057,587)				(27,277,967)
Balance at the beginning (in shares) at Dec. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of principal and accrued interest of convertible notes and bridge notes into common stock upon initial public offering								16,392,344
Net loss								(6,911,428)
Balance at the end at Sep. 30, 2021	$ 697	$ (172)	48,059,389	(35,969,015)				12,090,899
Balance at the end (in shares) at Sep. 30, 2021	6,965,758	31,000
Balance at the beginning at Mar. 31, 2021					$ 7,999,997	$ 561,041	$ 2,612,038
Balance at the beginning (in shares) at Mar. 31, 2021					572,465	100,365	618,182
Convertible preferred Stock
Conversion of redeemable convertible preferred stock into common stock upon initial public offering					$ (7,999,997)	$ (561,041)	$ (2,612,038)
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)					(572,465)	(100,365)	(618,182)
Balances at the end at Jun. 30, 2021					$ 0	$ 0	$ 0
Balances at the end (in shares) at Jun. 30, 2021					0	0	0
Balance at the beginning at Mar. 31, 2021	$ 94	$ (172)	1,801,734	(33,021,078)				(31,219,422)
Balance at the beginning (in shares) at Mar. 31, 2021	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock into common stock upon initial public offering	$ 129		11,172,947					11,173,076
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)	1,291,012
Conversion of principal and accrued interest of convertible notes and bridge notes into common stock upon initial public offering	$ 205		16,392,139					16,392,344
Conversion of principal and accrued interest of convertible notes and bridge notes into common stock upon initial public offering (shares)	2,049,043
Issuance of common stock in connection with public offering	$ 225		17,999,775					18,000,000
Issuance of common stock in connection with public offering (in shares)	2,250,000
Offering costs in connection with public offering			(2,339,816)					(2,339,816)
Issuance of common stock through exercise of stock options	$ 4		39,629					39,633
Issuance of common stock through exercise of stock options (in shares)	39,461
Share-based compensation expense			28,374					28,374
Net loss				(1,394,914)				(1,394,914)
Balance at the end at Jun. 30, 2021	$ 657	$ (172)	45,094,782	(34,415,992)				10,679,275
Balance at the end (in shares) at Jun. 30, 2021	6,565,729	31,000
Balances at the end at Sep. 30, 2021					$ 0	$ 0	$ 0
Balances at the end (in shares) at Sep. 30, 2021					0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with public offering over-allotment option exercise	$ 34		2,497,467					2,497,501
Issuance of common stock in connection with public offering over-allotment option exercise (in shares)	337,500
Issuance of common stock in exchange for services			12,500					12,500
Issuance of common stock in exchange for services (in shares)	2,000
Issuance of common stock through exercise of warrants	$ 2		990					992
Issuance of common stock through exercise of warrants (in shares)	17,889
Issuance of warrants in connection with debt			49,072					49,072
Issuance of common stock through exercise of stock options			4,761					4,761
Issuance of common stock through exercise of stock options (in shares)	4,761
Share-based compensation expense (in shares)	37,879
Share-based compensation expense	$ 4		399,817					399,821
Net loss				(1,553,023)				(1,553,023)
Balance at the end at Sep. 30, 2021	$ 697	$ (172)	$ 48,059,389	$ (35,969,015)				$ 12,090,899
Balance at the end (in shares) at Sep. 30, 2021	6,965,758	31,000